Related parties - Key managerial person expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related parties.
Shortterm employee benefits	$ 26.3	$ 22.7	$ 18.3
Postemployment benefits	0.5	0.7	0.2
Termination benefits		1.2
Total key management personnel compensation excluding share-based payments	26.8	24.6	18.5
Share-based payments	18.8	10.0	6.7
Total	$ 45.6	$ 34.6	$ 25.2